QUARTERLY RESULTS OF OPERATIONS (UNAUDITED) (Tables)	12 Months Ended
Jun. 26, 2013
Quarterly Financial Information Disclosure [Abstract]
Unaudited Consolidated Quarterly Results Of Operations
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2013 and 2012 (in thousands, except per share amounts):

	Fiscal Year 2013 Quarters Ended
	Sept. 26	Dec. 26	March 27	June 26
Revenues	$683,507	$689,764	$742,759	$730,068
Income before provision for income taxes	$40,452	$55,226	$72,814	$61,823
Net income	$27,864	$37,177	$51,951	$46,367
Basic net income per share	$0.38	$0.51	$0.73	$0.67
Diluted net income per share	$0.36	$0.50	$0.71	$0.64
Basic weighted average shares outstanding	73,903	72,560	71,067	69,607
Diluted weighted average shares outstanding	76,558	74,720	73,341	71,999

	Fiscal Year 2012 Quarters Ended
	Sept. 28	Dec. 28	March 28	June 27
Revenues	$668,402	$681,904	$742,045	$728,371
Income before provision for income taxes	$33,631	$50,265	$62,565	$62,348
Net income	$23,621	$35,674	$44,933	$47,004
Basic net income per share	$0.29	$0.45	$0.58	$0.63
Diluted net income per share	$0.28	$0.44	$0.56	$0.61
Basic weighted average shares outstanding	81,744	79,840	77,582	75,070
Diluted weighted average shares outstanding	83,583	81,655	79,735	77,682